Goodwill and intangible assets, net	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets, net
Goodwill and intangible assets, net

The following table presents our goodwill and intangible assets as of December 31, 2015 and 2016:

	As of December 31,
(in thousands)	2015	2016
Goodwill	€490,360	€490,503
Intangible assets with definite lives, net	20,409	6,552
Intangible assets with indefinite lives	169,500	169,500
Total	€680,269	€666,555

Impairment Assessments
As of December 31, 2015 and 2016, we had no accumulated impairment losses of goodwill or indefinite-lived intangible assets.
Goodwill
The following table presents the changes in goodwill by reporting segment:

(in thousands)	Developed Europe	Americas	Rest of World	Total
Balance as of January 1, 2015	€214,152	€191,718	€82,084	€487,954
Additions	1,134	1,015	434	2,583
Foreign exchange translation	(78)	(70)	(29)	(177)
Balance as of December 31, 2015	215,208	192,663	82,489	490,360
Foreign exchange translation	63	56	24	143
Balance as of December 31, 2016	€215,271	€192,719	€82,513	€490,503

For the year ended December 31, 2015, the additions to goodwill relate to our acquisitions as described in Note 3 - Acquisitions.
Indefinite-lived Intangible Assets
Our indefinite-lived intangible assets relate principally to trade names, trademarks and domain names.
Intangible Assets with Definite Lives
The following table presents the components of our intangible assets with definite lives as of December 31, 2015 and 2016:

(in thousands)	December 31, 2015			December 31, 2016
	Cost	(Accumulated Amortization)	Net	Cost	(Accumulated Amortization)	Net
Customer relationships	€38	€(5)	€33	€38	€(15)	€23
Partner relationships	34,220	(24,055)	10,165	34,220	(32,610)	1,610
Technology	59,780	(56,030)	3,750	59,780	(59,780)	—
Non-compete agreement	10,800	(4,339)	6,461	10,800	(5,881)	4,919
Total	€104,838	€(84,429)	€20,409	€104,838	€(98,286)	€6,552

Amortization expense was €30.0 million for each of the years ended December 31, 2014 and December 31, 2015 and €13.9 million for the year ended December 31, 2016. The estimated future amortization expense related to intangible assets with definite lives as of December 31, 2016, assuming no subsequent impairment of the underlying assets, is as follows:

(in thousands)	Amortization
2017	€3,163
2018	1,553
2019	1,546
2020	290
Total	€6,552